Nature of operations and reorganization	12 Months Ended
Dec. 31, 2019
Nature of operations and reorganization
Nature of operations and reorganization

1. Nature of operations and reorganization

(a)         Nature of operations

Jianpu Technology Inc. (“Jianpu” or the “Company”) is a holding company and conducts its business mainly through its subsidiaries and variable interest entities (“VIEs”). Jianpu, its subsidiaries, and VIEs together are referred to as the “Group”. The Group is primarily engaged in the operation of its platform for providing online discovery and recommendation services of financial products. The individual users can have access to financial products through the platform, including consumer and other loans, credit cards, and wealth management products. The Group recommends loans and credit cards to individual users and assists the financial service providers in targeting users with specific characteristics based on the users’ financial needs and credit profile, as well as the products offerings and risk appetite of the financial service providers (“Recommendation Services”). The Group also provides advertising, marketing and other services primarily to financial service providers. All these services together refer to as “Platform Business”. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

(b)         Reorganization

Jianpu is an exempted company with limited liability incorporated in the Cayman Islands on June 1, 2017 in connection with a group reorganization (the “Reorganization”) of RONG360. The Platform Business was carried out by various subsidiaries and a VIE of RONG360 (the “Predecessor Operations”) prior to the Reorganization. In connection with the Reorganization, the Platform Business was transferred to the Group by the end of October 2017. The technology-enabled online lending business (the "non-platform business") was continued to be carried by RONG360 through its relevant subsidiaries and VIEs after the Reorganization. The Reorganization was approved by the Board of Directors and a restructuring framework agreement was entered into by the Group, RONG360, and the shareholders of RONG360 on August 11, 2017.

As of December 31, 2016, the corporate structure of RONG360 prior to the initiation of the Reorganization was as follows:

Corporate structure of RONG360 as of December 31, 2016

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
Parent:
RONG360 Inc.	February 21, 2012	The Cayman Islands		Investment holding
Wholly owned subsidiaries of RONG360:
RONG360 (Hong Kong) Limited (“RONG360 HK”)	February 29, 2012	Hong Kong	100%	Investment holding
Beijing Ronglian Shiji Information Technology Co. Limited (“RLSJ”)	June 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
Tianjin Rongshiji Information Technology Co. Limited	September 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
VIE of RONG360:
Beijing Rongshiji Information Technology Co. Limited (“RSJ”)	November 10, 2011	PRC	100%	Platform Business and technology-enabled online lending business

The Group has completed the steps of Reorganization as described below:

Establishment of Jianpu, its subsidiaries and VIE in the Reorganization

The ownership structure of the subsidiaries and VIE of the Group has been established during the Reorganization as below. The Group was a wholly owned subgroup of RONG360 upon completion of the Reorganization in October 2017 and as of December 31, 2017.

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd. (“RQN”)	August 21, 2017	PRC	100%	Platform Business
VIE of the Company:
Beijing Rongdiandian Information Technology Co., Ltd. (“RDD”)	March 3, 2017	PRC	100%	Platform Business

The major reorganization steps are described below:

(1)          Jianpu as the holding company for the Group was set up by RONG360 as a wholly owned subsidiary in June 2017.

(2)          Jianpu established a wholly owned subsidiary, Jianpu HK, in June 2017.

(3)          RDD was established in March 2017. RQN was established by RLSJ and RONG360 HK in August 2017. All equity interests in RQN held by RLSJ and RONG360 HK were transferred to Jianpu HK subsequently.

(4)          RQN entered into a series of contractual arrangements with RDD and its then shareholders, i.e., certain founders and family member of a founder of RONG 360, through which Jianpu has become the ultimate primary beneficiary of RDD. Refer to Note 1(c) for more detailed information.

Transfer of assets and liabilities relating to Platform Business to the Group

Pursuant to a series of agreements entered into by the Group’s entities and RONG360 group entities in August and September 2017 in connection with the Reorganization, all operating assets and liabilities relating to the operation of the Platform Business were transferred from the Predecessor Operations to the Group as capital contribution, along with the establishment of Group’s entities as described above.

The historical funding provided by RONG360 for the Platform Business is deemed and presented as a contribution to the Group from RONG360 in the consolidated financial statements.

Transitional services arrangement

In September 2017, a transitional services agreement between the Group entities and Predecessor Operations entities was entered into with respect to various ongoing relationships between the Group and the Predecessor Operations entities. Pursuant to the transitional services agreement, the Group entities, during the transitional period which is initially 12 months after the effective date of the agreement and have been extended by mutual agreement, provide the Predecessor Operations entities with various corporate support services, including operational, administrative, human resources, legal, accounting and internal control support. The Predecessor Operations entities provide the Group entities with various support for these employees, business contracts and other business resources relating to the Platform Business during the transitional period. Furthermore, before the registration procedure of the title transfer of all intellectual property rights relating to the Platform Business from the Predecessor Operations entities to the Group entities is completed, Predecessor Operations entities grant the Group entities a license to use these rights.

Subsequent to the transfer of all operating assets and liabilities relating to the operation of the Platform Business to the Group, the key employees, business contracts and operations relating to the Platform Business were transferred to the Group. The Reorganization was completed by the end of October 2017.

Basis of Presentation for the Reorganization

Immediately before and after the Reorganization, all the legal entities involved in the Reorganization are ultimately controlled by RONG360. Since the Group and the Predecessor Operations were under common control, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to the Predecessor Operations for all periods presented prior to the Reorganization. However, such presentation may not necessarily reflect the results of operations, financial position and cash flows if the Group had actually existed on a stand-alone basis during the periods presented prior to the Reorganization.

The assets and liabilities had been stated at historical carrying amounts. Only those assets and liabilities that were specifically identifiable to the Platform Business were included in the Group’s consolidated balance sheets. Income tax liability was calculated on a separate return basis as if the Group had filed a separate tax return. The Group’s statements of comprehensive loss consisted all the revenues, costs and expenses of the Platform Business, including allocations to the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses, which were incurred by RONG360 but related to the Platform Business prior to the Reorganization. These allocated costs and expenses were primarily related to workplace resources, information technology supports and certain corporate functions, including senior management, finance, legal and human resources, as well as share-based compensation expenses. These allocations were based on proportional cost allocation by considering proportion of headcount, transaction volume, among other things, attributable to the Group and were made on a basis considered reasonable by management.

The following table sets forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from RONG360 for all periods presented prior to the Reorganization:

2017
RMB
Cost of revenues	8,081
Sales and marketing expenses	25,049
Research and development expenses	29,940
General and administrative expenses	11,882
Total	74,952

The Platform Business was operated within RONG360’s corporate cash management program for all periods presented prior to the Reorganization. For purposes of presentation in the consolidated statements of cash flows, the cash flow from RONG360 to support the Platform Business is presented as funding from RONG360, which is included in cash flows from financing activities. Funding from RONG360 as disclosed under cash flows from financing activities also reflected the changes in contribution from RONG360 as presented in the consolidated statements of changes in invested/shareholders’ equity.

(c)         Major subsidiaries, VIEs and subsidiary of VIEs

As of December 31, 2019, the Company’s major subsidiaries, consolidated VIEs and subsidiary of VIEs are as follows:

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform Business
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook”)	Acquired in June 2018 (Note 9)	The Cayman Islands	74.61%	Platform Business
Databook (HK) Limited.	Acquired in June 2018 (Note 9)	Hong Kong	74.61%	Platform Business
Hangzhou Magnet Technology Co., Ltd.	Acquired in June 2018 (Note 9)	PRC	74.61%	Platform Business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform Business
CC Information Limited	Acquired in August 2019	Hong Kong	55%	Platform Business
Major VIEs of the Company:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform Business
Hangzhou Scorpion Technology Co., Ltd.	Acquired in June 2018 (Note 9)	PRC	74.61%	Platform Business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018 (Note 9)	PRC	100%	Platform Business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform Business
Subsidiary of VIE:
Shanghai Anguo Insurance Brokerage Co., Ltd.(“Anguo”)	Acquired in December 2019 (Note 9)	PRC	100%	Platform Business

(d)         Variable interest entities

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content, the Group operates its websites and carries out other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members or family members of founders as nominee shareholders. The Group obtained control over these PRC domestic companies through certain PRC subsidiaries, by entering into a series of contractual arrangements with these PRC domestic companies and their nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to the Group’s relevant PRC subsidiaries through such contractual arrangements. These contractual arrangements include exclusive purchase option agreements, exclusive business cooperation agreement, equity pledge agreement and power of attorney. Management concluded that the Group’s relevant PRC subsidiaries, through the contractual arrangements, have the power to direct the activities that most significantly impact economic performance of these PRC domestic companies, bear the risks of and enjoy the rewards normally associated with ownership of these PRC domestic companies. Therefore, these PRC domestic companies are VIEs of the Group’s relevant PRC subsidiaries, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the financial statements of these PRC domestic companies.

The following is a summary of the contractual arrangements that the Company’s subsidiaries entered into with VIEs and their nominee shareholders:

•Exclusive Purchase Option Agreement

The nominee shareholders of the VIEs have granted the Company’s relevant PRC subsidiaries the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities at the lowest price permitted by the laws of the PRC applicable at the time of exercise. The nominee shareholders of the VIEs have agreed the Company’s relevant PRC subsidiaries to grant the exclusive and irrevocable option to purchase, to the extent permitted under PRC laws and regulations, part or all of VIEs’ assets at the price equal to the higher one of net book value of the purchased assets and the lowest price permitted by the applicable laws of the PRC. The Company’s relevant PRC subsidiaries may exercise such options at any time. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of the Company’s relevant PRC subsidiaries, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIEs or declare any dividend.

•Exclusive Business Cooperation Agreement

The Company’s relevant PRC subsidiaries and the VIEs entered into exclusive business cooperation agreement under which the VIEs engage the Company’s relevant PRC subsidiaries as their exclusive provider of technical services and business consulting services. The VIEs shall pay to the Company’s relevant PRC subsidiaries service fees, which is determined by the Company’s relevant PRC subsidiaries at their sole discretion. The Company’s relevant PRC subsidiaries shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of the Company’s relevant PRC subsidiaries.

•Equity Pledge Agreement

Pursuant to the relevant equity pledge agreement, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to the Company’s relevant PRC subsidiaries as collateral for all of the VIEs’ payments due to the Company’s relevant PRC subsidiaries and to secure the VIEs’ obligations under the exclusive business cooperation agreement, exclusive purchase option agreement and power of attorney. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Company’s relevant PRC subsidiaries without their written consent. The Company’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Company’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to the Company’s relevant PRC subsidiaries, and/or to dispose of the pledged equity.

•Power of Attorney

Pursuant to the irrevocable power of attorney, the Company’s relevant PRC subsidiaries are authorized by each of the nominee shareholders as their attorney in- fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIEs, unless the Company’s relevant PRC subsidiaries issue adverse instructions in writing. Each nominee shareholder has waived all the rights which have been authorized to the Company’s relevant PRC subsidiaries under each power of attorney.

Prior to the Reorganization, similar contractual arrangements have been entered into among the RONG360’s wholly owned subsidiary, and RONG360’s VIE and their nominee shareholders. Consequently, the financial results of this VIE directly attributable to the Predecessor Operations were included in the Group’s consolidated financial statements in accordance with the basis of presentation for the Reorganization as stated in Note 1(b).

(e)          Risks in relation to the VIE structure

In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also management members or family members of founders of the Group or employees of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, and on December 26, 2019, the State Council promulgated the Implementing Rules of the Foreign Investment Law of the People’s Republic of China, or the Implementing Rules, to further clarify and elaborate the relevant provisions of the Foreign Investment Law. The Foreign Investment Law and the Implementing Rules both took effect on January 1, 2020. The Foreign Investment Law and the Implementing Rules do not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the Foreign Investment Law and the Implementing Rules are relatively new, uncertainties still exist in relation to their interpretation and implementation, and it is still unclear how the Foreign Investment Law and the Implementing Rules would affect the Group’s variable interest entity structure and business operation. The Group’s ability to control the VIEs also depend on the power of attorney that the subsidiaries of the Group has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses;
•	restrict or prohibit related party transactions between the subsidiaries of the Group and the VIEs;
•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
•	require the Group to alter, discontinue or restrict its operations;
•	restrict or prohibit the Group’s ability to finance its operations, and;
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following financial information of the Group’s VIEs or RONG360’s VIE directly attributable to the Predecessor Operations as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 were included in the Group’s consolidated financial statements.

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Cash and cash equivalents	14,665	6,673	959
Restricted time deposit- current	—	1,000	144
Short-term investment	78,462	—	—
Accounts receivable, net (including amounts billed through RONG360 of nil and nil as of December 31, 2018 and 2019, respectively)	17,269	11,232	1,613
Amount due from the subsidiaries of the Group*	95,876	173,024	24,853
Amount due from related party other than the subsidiaries of the Group	—	34,456	4,949
Prepayments and other current assets	5,807	17,173	2,467
Property and equipment, net	17,589	12,925	1,857
Intangible assets, net	1,111	21,398	3,074
Goodwill	—	7,313	1,050
Restricted cash, time deposit and investment-non-current	—	28,038	4,027
Other non-current assets	1,068	1,107	159
Total assets	231,847	314,339	45,152
Accounts payable	4,256	16,720	2,402
Advances from customers	21,717	164	24
Tax payable	15,116	19,205	2,759
Accrued expenses and other current liabilities	17,963	135,883	19,518
Non-current liabilities	—	5,658	813
Total liabilities	59,052	177,630	25,516

*  The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Total revenues*	408,445	183,003	666,683	95,763
Net income/(loss)	231,781	18,506	(69,972)	(10,051)

*  The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements were nil,  RMB93,976,  RMB597,022 for the years ended December 31, 2017, 2018 and 2019, respectively.

	For the Year Ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	35,002	28,292	(68,513)	(9,842)
Net cash (used in)/provided by investing activities	(7,076)	(14,453)	31,359	4,504
Net cash (used in)/provided by financing activities	(27,100)	—	30,000	4,309
Net increase/(decrease) in cash and cash equivalents and restricted cash	826	13,839	(7,154)	(1,029)
Cash and cash equivalents and restricted cash at beginning of the year	—	826	14,665	2,106
Cash and cash equivalents and restricted cash at end of the year	826	14,665	7,511	1,077